Investments in subsidiaries and associates (Details) $ in Millions	12 Months Ended
	Sep. 30, 2019 AUD ($) item	Sep. 30, 2018 AUD ($)
Investments in subsidiaries and associates
Gain (loss) on businesses disposed during the year	$ 3	$ (9)
Number of associates material to the Group | item	0
St.George Motor Finance Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent	75.00%	75.00%
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent	89.90%	89.90%
Westpac NZ Covered Bond Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent	19.00%	19.00%
Westpac NZ Securitisation Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent	19.00%	19.00%
Ascalon Capital Managers (Asia) Limited and Ascalon Capital Managers Limited
Investments in subsidiaries and associates
Gain (loss) on businesses disposed during the year	$ 3
Hastings offshore subsidiaries
Investments in subsidiaries and associates
Gain (loss) on businesses disposed during the year		$ (9)